Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (83,383)	¥ (122,039)	¥ (124,204)
(Additional)/reversal of allowance for credit losses, net	(28,098)	30,192	(8,681)
Write-offs	33,758	8,464	10,846
Balance at end of the year	(77,723)	¥ (83,383)	¥ (122,039)
Collection of receivables	¥ 33,300